Annual Report                                            [LOGO] Neuberger Berman
December 31, 2002

                                    Neuberger Berman
                                    Advisers
                                    Management
                                    Trust

--------------------------------------------------------------------------------

                                    Guardian
                                    Portfolio

B1016 02/03

Guardian Portfolio Manager's Commentary

2002 was an extraordinarily difficult year for equities investors. All ten of the sectors in the S&P 500 and Russell 1000 Value indices declined for the year, with the majority suffering losses of 15% or more and the worst performing sectors falling more than 30%. Cyclical (economically sensitive) sectors such as industrials, consumer discretionary, and information technology posted among the most serious declines. The AMT Guardian Portfolio's pro-cyclical weighting caused it to underperform both benchmarks.

Average Annual Total Return

               Guardian Portfolio -   Guardian Portfolio -               Russell 1000(R)
                            Class I                Class S   S&P 500(2)         Value(2)
1 Year                     (26.45%)               (26.52%)    (22.09%)          (15.52%)
5 Year                        2.08%                  2.07%     (0.58%)             1.16%
Life of Fund                  3.02%                  3.01%       0.64%             2.54%

Comparison of a $10,000 Investment

                  Guardian    Russell 1000(R)
                 Portfolio              Value           S&P 500
11/03/97            10,000             10,000            10,000
12/31/97            10,520             10,747            10,642
    1998            13,851             12,427            13,683
    1999            15,920             13,339            16,562
    2000            16,100             14,275            15,054
    2001            15,857             13,477            13,267
    2002            11,663             11,385            10,336

In this inhospitable market, the only good news was smaller losses versus the benchmark in 2002. Although in aggregate our energy and financial sector investments declined for the year, they outperformed their respective benchmark sectors. Our technology sector holdings underperformed and had the most negative impact on returns. Our healthcare and telecommunications services investments also disappointed on an absolute and relative return basis.

I became Portfolio Manager of the AMT Guardian Portfolio on December 12 and immediately began restructuring the portfolio, a job that is now nearly complete. Since this is my first opportunity to address shareholders, I would like to highlight the investment philosophy that guides our team, and explain how it has altered the portfolio. I am a research-driven "bottom up" investor, focusing first on quality businesses and second, but equally diligently, on valuations. I am not attracted to stocks simply because they are "cheap". I want to buy high quality companies when they are inexpensively valued, ideally holding them for three to five years and then selling them to less-value-sensitive growth stock investors. I define a high quality company as one that has a strong balance sheet, a well-conceived and executed business plan, a leadership position in its business niche, and a history of industry leading returns on investment. I am particularly well disposed to companies that are taking market share away from their competitors and thus are able to grow cash flow and earnings even in difficult economic environments. Consistent with this philosophy, I intend for the portfolio as a whole to have a below-market average P/E and above-market average earnings growth.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Because I am a bottom-up investor, sector allocation is largely a function of where our research turns up the best opportunities. Consequently, sector weightings may vary from our benchmark indices. On a sector allocation basis, the portfolio should remain sufficiently well diversified to moderate risk. Since we try to add value through bottom-up research-driven stock selection, our portfolio was comprised of 41 stocks at year end compared to the 65-90 stocks typically held in the AMT Guardian Portfolio. I believe knowing more about fewer companies is more likely to translate into superior long-term returns. Because of our three- to five-year investment time horizon, the portfolio will also have a lower turnover ratio, resulting in lower capital gains tax liabilities for shareholders.

Looking ahead to 2003, I feel relatively constructive about the economy and the stock market. The U.S. economy has suffered a variety of shocks over the last 18 months--some tragic and traumatic; others damaging to business and consumer confidence. Despite these shocks, the economy has proven resilient, with economic growth and corporate earnings coming in stronger than could have been expected. With significant fiscal and monetary stimulus already in place (and more on the way), lean inventories, and extensive corporate cost cutting, the long-term outlook for the economy and corporate profits is good. Geopolitical uncertainties, which have constrained capital spending and new job growth, remain the primary obstacle to a more vigorous economic recovery and more generous stock market.

Since the timing and ultimate resolution of today's geopolitical crises is unknowable, the AMT Guardian Portfolio is positioned in companies that we believe can deliver good returns in an environment of modest economic growth. On the margin, however, we are starting to build positions in more economically sensitive businesses likely to benefit from an improvement in business and capital spending, which could accelerate significantly as geopolitical uncertainty eases.

From an investment perspective, the valuation of the broad equity market, while down from the peaks seen in the late 1990s, is still not cheap by historical standards. Yet looking out over the next three- to five-years, given the significant corporate downsizing that has already occurred, I believe earnings are positioned to surprise on the upside as the economic recovery gains momentum. Furthermore, because of 2002's corporate scandals and subsequent regulatory and accounting reform, it is also likely that the quality of reported earnings is now higher than at any time over the last decade. These factors give us reason for optimism.

In closing, I appreciate shareholders' patience over the AMT Guardian Portfolio's performance in recent years. Following the stock market excesses of the late 1990s, and the difficult equity market environment that followed, we believe that thorough and independent company research will be an important factor in driving superior long-term portfolio returns. We believe that our investment process positions us well and we look forward to reporting on our progress in future letters to shareholders.

Sincerely,


                               /s/ ARTHUR MORETTI

                                 ARTHUR MORETTI
                                PORTFOLIO MANAGER

1. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect fees and expenses charged under the variable insurance contracts.

2. The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries. The Portfolio may invest in many securities not included in this index. The Russell 1000[RegTM]Index measures the performance of the 1,000 largest companies in the Russell 3000[RegTM] Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

The composition, industries and holdings of the Portfolio are subject to change.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(C) 2003 Neuberger Berman Management Inc., distributor. All rights reserved.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Schedule of Investments Guardian Portfolio

Number of Shares                                  Market Value+
Common Stocks (97.8%)

Broadcasting (3.9%)
    612,556     Liberty Media                    $   5,476,251*

Capital Goods (1.8%)
    96,500      Burlington Northern Santa Fe         2,509,965

Communication Services (6.3%)
    88,800      L-3 Communications
                Holdings                             3,988,008*
   266,100      Vodafone Group ADR                   4,821,732
                                                 -------------
                                                     8,809,740
Consumer Cyclicals (5.7%)
    72,700      Albertson's Inc.                     1,618,302
    64,200      Praxair, Inc.                        3,708,834
    91,400      Target Corp.                         2,742,000
                                                 -------------
                                                     8,069,136
Energy (11.1%)
     7,900      Amerada Hess                           434,895
   116,700      EOG Resources                        4,658,664
    50,700      FPL Group                            3,048,591
     7,400      National Grid Transco                  272,246
   404,600      National Grid Transco PLC            2,972,745
   115,900      Newfield Exploration                 4,178,195*
                                                 -------------
                                                    15,565,336
Financial Services (13.6%)
   146,200      Citigroup Inc.                       5,144,778
    70,300      Freddie Mac                          4,151,215
    69,500      Lehman Brothers Holdings             3,703,655\P
   103,800      Merrill Lynch                        3,939,210\P
    44,500      Wells Fargo                          2,085,715
                                                 -------------
                                                    19,024,573
Health Care (11.8%)
   100,000      Abbott Laboratories                  4,000,000
   107,690      Bristol-Myers Squibb                 2,493,023
    69,300      UnitedHealth Group                   5,786,550
   114,080      Wyeth                                4,266,592
                                                 -------------
                                                    16,546,165
Insurance (5.4%)
     1,400      Berkshire Hathaway Class B           3,392,200*
   145,100      Willis Group Holdings                4,160,017*
                                                 -------------
                                                     7,552,217
Manufacturing (7.4%)
    67,700      Danaher Corp.                        4,447,890
   115,900      Mattel Inc.                          2,219,485
   143,700      Pepsi Bottling Group                 3,693,090
                                                 -------------
                                                    10,360,465
Oil & Gas (4.4%)
    75,000      BP PLC ADR                           3,048,750
    73,600      Schlumberger Ltd.                    3,097,824
                                                 -------------
                                                     6,146,574
Real Estate (4.7%)
    58,100      AMB Property                         1,589,616

    58,300      Equity Office Properties Trust       1,456,334
   146,600      Equity Residential                   3,603,428
                                                 -------------
                                                     6,649,378
Technology (16.1%)
   255,400      Comcast Corp. Class A
                  Special                            5,769,486*
   154,800      Dell Computer                        4,139,352*
    68,950      Microsoft Corp.                      3,564,715*\P
   108,200      Synopsys, Inc.                       4,993,430*
   208,200      Teradyne, Inc.                       2,708,682*
    67,200      Waters Corp.                         1,463,616*
                                                 -------------
                                                    22,639,281
Transportation (2.2%)
    72,700      Canadian National Railway            3,021,412

Waste Management (3.4%)
    62,500      Republic Services                    1,311,250*
   154,000      Waste Management                     3,529,680
                                                 -------------
                                                     4,840,930
Total Common Stocks
(Cost $140,860,945)
                                                   137,211,423
                                                 -------------
Principal Amount

Short-Term Investments (8.9%)
$8,053,563      N&B Securities Lending
                  Quality Fund, LLC                  8,053,563
 4,477,286      Neuberger Berman
                Institutional Cash Fund
                  Trust Class                        4,477,286@
                                                 -------------
Total Short-Term Investments
(Cost $12,530,849)                                  12,530,849#
                                                 -------------
Total Investments (106.7%)
(Cost $153,391,794)                                149,742,272##

Liabilities, less cash, receivables and other
assets [(6.7%)]                                     (9,394,194)
                                                 -------------
Total Net Assets (100.0%)
                                                 $ 140,348,078
                                                 -------------


See Notes to Schedule of Investments   5

Notes to Schedule of Investments Guardian Portfolio

+ Investment securities of the Fund are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Fund values all other securities by a method the trustees of the Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At December 31, 2002, the cost of investments for U.S. Federal income tax purposes was $153,837,311. Gross unrealized appreciation of investments was $3,468,353 and gross unrealized depreciation of investments was $7,563,392, resulting in net unrealized depreciation of $4,095,039, based on cost for U.S. Federal income tax purposes.

*    Non-income producing security.

\P All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).


See Notes to Financial Statements      6

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Statement of Assets and Liabilities


                                                                                          Guardian
Neuberger Berman Advisers Management Trust                                               Portfolio

Assets
  Investments in securities, at market value* (Note A)-see Schedule of Investments   $ 149,742,272
--------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                        218,165
--------------------------------------------------------------------------------------------------
  Receivable for securities sold                                                         1,019,163
--------------------------------------------------------------------------------------------------
  Receivable for Fund shares sold                                                           77,893
--------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                          6,909
==================================================================================================
Total Assets                                                                           151,064,402
==================================================================================================
Liabilities

  Payable for collateral on securities loaned (Note A)                                   8,053,563
--------------------------------------------------------------------------------------------------
  Payable for securities purchased                                                         702,269
--------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                       1,792,325
--------------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                    65,189
--------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                         35,776
--------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                       67,202
==================================================================================================
Total Liabilities                                                                       10,716,324
==================================================================================================
Net Assets at value                                                                  $ 140,348,078
==================================================================================================
Net Assets consist of:

  Paid-in capital                                                                    $ 202,115,835
--------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                             1,313,823
--------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                               (59,432,745)
--------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                    (3,648,835)
==================================================================================================
Net Assets at value                                                                  $ 140,348,078
==================================================================================================
Net Assets

  Class I                                                                            $ 140,252,024
  ------------------------------------------------------------------------------------------------
  Class S                                                                                   96,054
  ================================================================================================
Shares Outstanding ($.001 par value; unlimited shares authorized)

  Class I                                                                               13,105,666
  ------------------------------------------------------------------------------------------------
  Class S                                                                                    8,984
  ================================================================================================
Net Asset Value, offering and redemption price per share

  Class I                                                                            $       10.70
  ------------------------------------------------------------------------------------------------
  Class S                                                                                    10.69
  ================================================================================================
*Cost of Investments                                                                 $ 153,391,794
==================================================================================================


See Notes to Financial Statements      7

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE YEAR ENDED DECEMBER 31, 2002



Statement of Operations

                                                                                     Guardian
Neuberger Berman Advisers Management Trust                                          Portfolio

Investment Income
Income:

Dividend income                                                                $    2,899,642
---------------------------------------------------------------------------------------------
Interest income (Note A)                                                              295,364
---------------------------------------------------------------------------------------------
Foreign taxes withheld (Note A)                                                       (28,722)
=============================================================================================
Total income                                                                        3,166,284
=============================================================================================
Expenses:

Investment management fee (Note B)                                                    959,610
---------------------------------------------------------------------------------------------
Administration fee (Note B):

   Class I                                                                            531,275
   ==========================================================================================
   Class S                                                                                122
   ------------------------------------------------------------------------------------------
Distribution fees (Note B):

   Class S                                                                                102
   ------------------------------------------------------------------------------------------
Amortization of deferred organization and initial offering expenses (Note A)            1,854
---------------------------------------------------------------------------------------------
Auditing fees                                                                          24,001
---------------------------------------------------------------------------------------------
Custodian fees (Note B)                                                               106,405
---------------------------------------------------------------------------------------------
Insurance expense                                                                       3,088
---------------------------------------------------------------------------------------------
Legal fees                                                                             23,673
---------------------------------------------------------------------------------------------
Shareholder reports                                                                    38,750
---------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                            35,365
---------------------------------------------------------------------------------------------
Miscellaneous                                                                           3,122
=============================================================================================
Total expenses                                                                      1,727,367

Expenses reduced by custodian fee expense offset arrangement (Note B)                     (43)
---------------------------------------------------------------------------------------------
Total net expenses                                                                  1,727,324
=============================================================================================
Net investment income (loss)                                                        1,438,960
=============================================================================================
Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) on investment securities sold                            (43,343,590)
---------------------------------------------------------------------------------------------
Net realized gain (loss) on option contracts (Note A)                                 197,646
---------------------------------------------------------------------------------------------
Net realized gain (loss) on financial futures contracts (Note A)                   (2,941,707)
---------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:

   Investment securities (Note A)                                                 (10,642,408)
   ------------------------------------------------------------------------------------------
   Financial futures contracts (Note A)                                              (100,425)
   ------------------------------------------------------------------------------------------
   Foreign currency (Note A)                                                              798
   ==========================================================================================
Net gain (loss) on investments                                                    (56,829,686)
=============================================================================================
Net increase (decrease) in net assets resulting from operations                $  (55,390,726)
=============================================================================================


See Notes to Financial Statements      8

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Statement of Changes in Net Assets

                                                                                Guardian Portfolio
                                                                        --------------------------------
Neuberger Berman Advisers Management Trust                                    Year Ended December 31,
                                                                                 2002               2001
Increase (Decrease) in Net Assets:

From Operations:

Net investment income (loss)                                            $   1,438,960      $   1,253,237
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   (46,087,651)       (11,376,671)
--------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments       (10,742,035)         6,330,079
========================================================================================================
Net increase (decrease) in net assets resulting from operations           (55,390,726)        (3,793,355)
========================================================================================================
Distributions to Shareholders From:

Net investment income:

   Class I                                                                 (1,258,878)          (706,505)
   -----------------------------------------------------------------------------------------------------
Net realized gain on investments:

   Class I                                                                          -        (10,092,928)
   =====================================================================================================
Total distributions to shareholders                                        (1,258,878)       (10,799,433)
========================================================================================================
From Fund Share Transactions:

Proceeds from shares sold:

   Class I                                                                 98,012,312        142,404,014
   -----------------------------------------------------------------------------------------------------
   Class S                                                                    100,865                  -
   -----------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions:

   Class I                                                                  1,258,878         10,799,433
   -----------------------------------------------------------------------------------------------------
Payments for shares redeemed:

   Class I                                                                (93,185,001)       (78,893,062)
   =====================================================================================================
Net increase (decrease) from Fund share transactions                        6,187,054         74,310,385
========================================================================================================
Net Increase (Decrease) in Net Assets                                     (50,462,550)        59,717,597

Net Assets:

Beginning of year                                                         190,810,628        131,093,031
========================================================================================================
End of year                                                             $ 140,348,078      $ 190,810,628
========================================================================================================
Accumulated undistributed net investment income (loss) at end of year   $   1,313,823      $   1,170,362
========================================================================================================
Number of Fund Shares:

Sold:

   Class I                                                                  7,754,625          9,437,222
   -----------------------------------------------------------------------------------------------------
   Class S                                                                      8,984                  -
   -----------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends and distributions:

   Class I                                                                     88,967            723,823
   -----------------------------------------------------------------------------------------------------
Redeemed:

   Class I                                                                 (7,774,336)        (5,354,381)
   =====================================================================================================
Net increase (decrease) in shares outstanding                                  78,240          4,806,664
========================================================================================================


See Notes to Financial Statements      9

Notes to Financial Statements Guardian Portfolio

     Note A--Summary of Significant Accounting Policies:

1 General: Guardian Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eleven separate operating series (the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund offers Class I and Class S shares. Class S had no operations until August 2, 2002, other than matters relating to its organization and registration of its shares under the 1933 Act. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

     The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

6 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, will be distributed in September. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($11,716,397 and $39,047,105 expiring in 2009 and 2010, respectively, determined as of December 31, 2002), it is the policy of the Fund not to distribute such gains.

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

     The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

     Distributions Paid From:

                                  Long-Term
         Ordinary Income         Capital Gain               Total
        2002         2001       2002      2001         2002         2001
     $1,258,878   $3,450,909   $   -   $7,348,524   $1,258,878   $10,799,433

     As of December 31, 2002, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

     Undistributed      Unrealized            Loss
       Ordinary        Appreciation      Carryforwards
        Income        (Depreciation)     and Deferrals         Total
      $1,313,823       $(4,094,350)      $(58,987,230)     $(61,767,757)

     The difference between book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales, post-October losses, and the recharacterization of income due to REIT holdings.

7 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8 Organization expenses: Organization expenses incurred by the Fund were fully amortized as of December 31, 2002.

9 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day between the classes based upon the relative net assets of each class.

10 Call options: Premiums received by the Fund upon writing a covered call option are recorded in the liability section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and

Notes to Financial Statements Guardian Portfolio cont'd

     the liability is eliminated. The Fund bears the risk of a decline in the price of the security during the period, although any potential loss during the period would be reduced by the amount of the option premium received. In general, written covered call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. All securities covering outstanding options are held in escrow by the custodian bank.

     Summary of option transactions for the year ended December 31, 2002:

                                                    Value When
                                        Number         Written
     Contracts outstanding 12/31/01          0      $        0
     Contracts written                     516         229,721
     Contracts expired                    (107)       (197,646)
     Contracts exercised                     0               0
     Contracts closed                     (409)        (32,075)
                                          ----      ----------
     Contracts outstanding 12/31/02          0      $        0
                                          ----      ----------

11 Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against a possible decline in the value of the Fund's securities and/or for purposes of managing cash flow. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

     Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.

     For U.S. Federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's taxable income.

     During the year ended December 31, 2002, the Fund entered into various financial futures contracts. At December 31, 2002, there were no open positions.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

12 Security lending: The Fund entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Fund receives a fee, payable monthly, negotiated by the Fund and Morgan, based on the number and duration of the lending transactions. This income is reflected in the Statement of Operations under the caption Interest income. At December 31, 2002, the value of the securities loaned and the value of the collateral were $7,809,610 and $8,053,563, respectively. Income earned on loaned securities during the year ended December 31, 2002 amounted to $34,143.

13   Transactions with other funds managed by Neuberger Berman Management Inc.:
     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same officers and trustees as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund does not pay Management an investment management fee associated with its investment in the Cash Fund. For the year ended December 31, 2002, income earned on this investment amounted to $244,199 and is reflected in the Statement of Operations under the caption Interest income.

14 Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated pro rata among its respective classes.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

     Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

     The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion.

     The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets.

Notes to Financial Statements Guardian Portfolio cont'd

     Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     The trustees of the Trust adopted a non-fee distribution plan for the Fund's Class I.

     For the Fund's Class S, Management acts as agent in arranging for the sale of class shares without commission and bears advertising and promotion expenses. The trustees of the Trust have adopted a distribution plan (the "Plan") with respect to this class, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to this class, Management's activities and expenses related to the sale and distribution of this class of shares, and ongoing services provided to investors in this class, Management receives from this class a fee at the annual rate of 0.25% of Class S's average daily net assets. Management receives this amount to provide distribution and shareholder servicing for this class and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

     Management has contractually undertaken through April 30, 2005 to reimburse the Fund's Class I and Class S shares for their operating expenses (excluding the fees payable to Management (including the fees payable to Management with respect to the Fund's Class S shares), interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% and 1.25%, respectively, per annum of their average daily net assets (the "Expense Limitation"). For the period ended December 31, 2002, no reimbursement to the Fund's Class I and Class S shares was required. The Fund's Class I and Class S shares each have agreed to repay Management through December 31, 2008 for their excess Operating Expenses previously reimbursed by Management, so long as their annual Operating Expenses during that period do not exceed their Expense Limitations, and the repayments are made within three years after the year in which Management issued the reimbursement. During the period ended December 31, 2002, there was no reimbursement to Management. At December 31, 2002, the Fund's Class I and Class S shares have no liability to Management under the agreements.

     Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $43.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

     Note C--Securities Transactions:

     During the year ended December 31, 2002, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and option contracts) of $250,516,900 and $236,587,263, respectively.

     During the year ended December 31, 2002, brokerage commissions on securities transactions amounted to $614,848, of which Neuberger received $297,927, and other brokers received $316,921.

     Note D--Line of Credit:

     At December 31, 2002, the Fund was a participant in a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at December 31, 2002, nor had the Fund utilized this line of credit at any time prior to that date.

Financial Highlights Guardian Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.++

                                                                    Year Ended December 31,
                                                  -----------------------------------------------------------------------
Class I+
                                                    2002       2001           2000             1999            1998
Net Asset Value, Beginning of Year                $14.64     $15.93         $15.85          $ 13.84         $ 10.52
                                                  ------     ------         ------          -------         -------
Income From Investment Operations
Net Investment Income (Loss)                         .10        .11            .09              .09             .11
Net Gains or Losses on Securities
 (both realized and unrealized)                     (3.95)     (.33)           .08-            1.97            3.22Y
                                                  -------    ------         ------          -------         -------
Total From Investment Operations                    (3.85)     (.22)           .17             2.06            3.33
                                                  -------    ------         ------          -------         -------
Less Distributions
From Net Investment Income                           (.09)     (.07)          (.09)            (.05)           (.01)
From Net Capital Gains                                  -     (1.00)             -                -               -
                                                  -------    ------         ------          -------         -------
Total Distributions                                  (.09)    (1.07)          (.09)            (.05)           (.01)
                                                  -------    ------         ------          -------         -------
Net Asset Value, End of Year                      $ 10.70    $14.64         $15.93          $ 15.85         $ 13.84
                                                  -------    ------         ------          -------         -------
Total Return++                                     -26.45%    -1.51%         +1.13%          +14.93%         +31.67%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)             $ 140.3    $190.8         $131.1          $ 121.1         $  74.1
Ratio of Gross Expenses to Average Net Assets#        .98%      .99%          1.00%            1.00%           1.00%
Ratio of Net Expenses to Average Net Assets           .98%      .99%[sec]     1.00%[sec]       1.00%[sec]      1.00%[sec]
Ratio of Net Investment Income (Loss)
 to Average Net Assets                                .81%      .74%           .57%             .61%            .80%
Portfolio Turnover Rate                               147%       79%           124%             107%            197%

                                               Period from
                                            August 2, 2002^
                                           to December 31,
                                           ---------------

Class S                                               2002
Net Asset Value, Beginning of Period               $ 11.23
                                                   -------
Income From Investment Operations
Net Investment Income (Loss)                           .03
Net Gains or Losses on Securities
 (both realized and unrealized)                       (.57)
                                                   -------
Total From Investment Operations                      (.54)
                                                   -------
Net Asset Value, End of Period                     $ 10.69
                                                   -------
Total Return++                                       -4.81%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)            $   0.1
Ratio of Gross Expenses to Average Net Assets#        1.24%*
Ratio of Net Expenses to Average Net Assets           1.24%*
Ratio of Net Investment Income (Loss)
 to Average Net Assets                                 .63%*
Portfolio Turnover Rate                                147%


See Notes to Financial Highlights      16

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Notes to Financial Highlights Guardian Portfolio

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's Class I proportionate share of AMT Guardian Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

[sec] After reimbursement of expenses by Management. Had Management not undertaken such action the annualized ratio of net expenses to average daily net assets would have been:

                                                                      Year Ended
                                                                    December 31,
                                                                            1998
     Guardian Portfolio Class I                                            1.14%

     After reimbursement of expenses previously paid by Management. Had Management not been reimbursed, the annualized ratios of net expenses to average daily net assets would have been:

                                                         Year Ended December 31,
                                                          2001     2000     1999
     Guardian Portfolio Class I                           .97%     .99%     .98%

^    The date investment operations commenced.

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

*    Annualized.

**   Not annualized.

Y The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of class shares in relation to fluctuating market values for the Fund.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Guardian Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Guardian Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Guardian Portfolio of Neuberger Berman Advisers Management Trust at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 6, 2003

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Trustees and Officers (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of                  Other
                          Position                                                Portfolios in            Directorships
                         and Length                                                Fund Complex            Held Outside
Name, Age,                 of Time                    Principal                    Overseen by             Fund Complex
and Address (1)          Served (2)               Occupation(s) (3)                  Trustee                by Trustee
--------------------------------------------------------------------------------------------------------------------------------
John Cannon (73)        Trustee      Consultant. Formerly, Chairman and                34        Independent Trustee or
                        since        Chief Investment Officer, CDC Capital                       Director of three series of
                        2000         Management (registered investment                           Oppenheimer Funds: Limited
                                     adviser) (1993-Jan. 1999); prior thereto,                   Term New York Municipal
                                     President and Chief Executive Officer,                      Fund, Rochester Fund
                                     AMA Investment Advisors, an affiliate                       Municipals, and Oppenheimer
                                     of the American Medical Association.                        Convertible Securities Fund,
                                                                                                 since 1992.
--------------------------------------------------------------------------------------------------------------------------------
Faith Colish (67)       Trustee      Counsel to Carter Ledyard & Milburn               34        Director, American Bar
                        since        LLP since October 2002; prior thereto,                      Retirement Association
                        1984         Attorney at Law and President, Faith                        (ABRA) since 1997 (not-for-
                                     Colish, A Professional Corporation; 1980                    profit membership association).
                                     to 2002.
--------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (69)   Trustee      Consultant; Retired President and                 34
                        since        Director, Teachers Insurance & Annuity
                        1989         (TIAA) and College Retirement
                                     Equities Fund (CREF).
--------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (65)     Trustee      Consultant, C. A. Harvey Associates,              34        Member, Individual Investors
                        since        since June 2001; Director, AARP, 1978                       Advisory Committee to the
                        1998         to December 2000.                                           New York Stock Exchange
                                                                                                 Board of Directors, 1998 to
                                                                                                 June 2002; President, Board of
                                                                                                 Associates to The National
                                                                                                 Rehabilitation Hospital's Board
                                                                                                 of Directors since 2002;
                                                                                                 Member, American Savings
                                                                                                 Education Council's Policy
                                                                                                 Board (ASEC), 1998-2000;
                                                                                                 Member, Executive Committee,
                                                                                                 Crime Prevention Coalition of
                                                                                                 America, 1997-2000.
--------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of                  Other
                           Position                                               Portfolios in            Directorships
                          and Length                                               Fund Complex             Held Outside
Name, Age,                  of Time                    Principal                   Overseen by              Fund Complex
and Address (1)           Served (2)               Occupation(s) (3)                 Trustee                 by Trustee
--------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (69)        Trustee      Senior Counsel, Loews Corporation                34
                         since        (diversified financial corporation) since
                         2000         May 2002; prior thereto, Senior Vice
                                      President, Secretary and General
                                      Counsel, Loews Corporation.
--------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (75)    Trustee      Professor of Finance and Economics,              34        Director, Delaware Labs
                         since        Stern School of Business, New York                         (cosmetics), since 1978.
                         2000         University.
--------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)    Trustee      Retired. Formerly, Vice President and            34        Director, WHX Corporation
                         since        Special Counsel, WHX Corporation                           (holding company) since August
                         1999         (holding company); 1993-2001.                              2002; Director, WebFinancial
                                                                                                 Corporation (holding company)
                                                                                                 since December 2002; Director,
                                                                                                 State Theatre of New Jersey
                                                                                                 (not-for-profit theater), since
                                                                                                 2000; Formerly, Director, Kevlin
                                                                                                 Corporation (manufacturer of
                                                                                                 microwave and other products).
--------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (70)   Trustee      Senior Vice President, Burnham                   34        Director, 92nd Street Y (non-
                         since        Securities Inc. (a registered broker-                      profit), since 1967; Formerly,
                         2000         dealer) since 1991.                                        Director, Cancer Treatment
                                                                                                 Holdings, Inc.
--------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (70)    Trustee      Retired. Senior Vice President,                  34        Director, Pro-Kids Golf and
                         since        Foodmaker, Inc. (operator and franchiser                   Learning Academy (teach golf
                         2000         of restaurants) until January 1997.                        and computer usage to "at risk"
                                                                                                 children), since 1998; Director,
                                                                                                 Prandium, Inc. (restaurants),
                                                                                                 from March 2001 until July 2002.
--------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (71)   Trustee      Founding General Partner, Oxford                 34        Director, Capital Cash
                         since        Partners and Oxford Bioscience Partners                    Management Trust (money
                         2000         (venture capital partnerships) and                         market fund), Narragansett
                                      President, Oxford Venture Corporation.                     Insured Tax-Free Income Fund,
                                                                                                 Rocky Mountain Equity Fund,
                                                                                                 Prime Cash Fund, several
                                                                                                 private companies and
                                                                                                 QuadraMed Corporation
                                                                                                 (NASDAQ).
--------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

                                                                                    Number of              Other
                          Position                                                 Portfolios in        Directorships
                         and Length                                                Fund Complex         Held Outside
Name, Age,                of Time                   Principal                      Overseen by         Fund Complex
and Address (1)          Served (2)              Occupation(s) (3)                    Trustee            by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (52)       Trustee       General Partner, Seip Investments LP (a         34        Director, H&R Block, Inc.
                           since         private investment partnership);                          (financial services company),
                           2000          President and CEO, Westaff, Inc.                          since May 2001; Director,
                                         (temporary staffing), May 2001 to                         General Magic (voice
                                         January 2002; Senior Executive at the                     recognition software), since
                                         Charles Schwab Corporation from 1983                      November 2001; Director,
                                         to 1999; including Chief Executive                        Forward Management, Inc.
                                         Officer, Charles Schwab Investment                        (asset management), since 2001;
                                         Management, Inc. and Trustee, Schwab                      Director, E-Finance
                                         Family of Funds and Schwab                                Corporation (credit decisioning
                                         Investments from 1997 to 1998;                            services), since 1999; Director,
                                         Executive Vice President--Retail                          Save-Daily.com (micro
                                         Brokerage, Charles Schwab Investment                      investing services), since 1999;
                                         Management from 1994 to 1997.                             Formerly, Director, Offroad
                                                                                                   Capital Inc. (pre-public internet
                                                                                                   commerce company).
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (55)   Trustee       Private investor and consultant                 34        Director, Providence
                           since         specializing in the insurance industry;                   Washington (property and
                           1999          Advisory Director, Securitas Capital                      casualty insurance company),
                                         LLC (a global private equity investment                   since December 1998; Director,
                                         firm dedicated to making investments in                   Summit Global Partners
                                         the insurance sector).                                    (insurance brokerage firm), since
                                                                                                   October 2000.
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (58)        Trustee       Regional Manager for Atlanta Region,            34
                           since         Ford Motor Credit Company since
                           1984          August 1997; prior thereto, President,
                                         Ford Life Insurance Company, April
                                         1995 until August 1997.
------------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers (Unaudited) cont'd

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of                  Other
                               Position                                              Portfolios in            Directorships
                              and Length                                              Fund Complex            Held Outside
Name, Age,                     of Time                 Principal                      Overseen by             Fund Complex
and Address (1)               Served (2)           Occupation(s) (3)                    Trustee                by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Michael M. Kassen* (4) (49)   President     Executive Vice President and Chief             34        Executive Vice President, Chief
                              and Trustee   Investment Officer, Neuberger Berman                     Investment Officer and
                              since 2000    since 1999; Executive Vice President and                 Director, Neuberger Berman
                                            Chief Investment Officer, NB                             Inc. (holding company) since
                                            Management from November 1999 to                         1999; Chairman since May
                                            May 2000; Vice President, NB                             2000 and Director, NB
                                            Management from 1990 until 1999;                         Management since April 1996.
                                            Partner or Principal, Neuberger Berman
                                            from 1993.
------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien* (74)       Trustee       Member, Investment Policy Committee,           34        Director, Legg Mason, Inc.
                              since 2000    Edward Jones, 1993-2001; President,                      (financial services holding
                                            Securities Industry Association ("SIA")                  company), since 1993; Director,
                                            (securities industry's representative in                 Boston Financial Group (real
                                            government relations and regulatory                      estate and tax shelters), 1993-
                                            matters at the federal and state levels),                1999.
                                            1974-1992; Adviser to SIA, November
                                            1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (5) (62)      President     Executive Vice President and Chief             34        Director, Dale Carnegie &
                              and Trustee   Investment Officer, Neuberger Berman                     Associates, Inc. (private
                              since         since 2002 and 2003, respectively;                       company) since 1998; Director,
                              December      Director, NB Management since 2002;                      Emagin Corp. (public company)
                              2002          Executive Vice President, Citigroup                      since 1997; Director, Solbright
                                            Investments, Executive Vice President,                   Inc. (private company) since
                                            Travelers Group, Inc. and Senior Vice                    1998; Director, Infogate Corp.
                                            President, Tribeca Investments, LLC                      (private company) since 1997;
                                            from 1996 to 2002.                                       Director, Broadway Television
                                                                                                     Network (private company)
                                                                                                     since 2000.
------------------------------------------------------------------------------------------------------------------------------------

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Number of                Other
                                 Position                                                Portfolios in          Directorships
                                and Length                                                Fund Complex          Held Outside
Name, Age,                       of Time                         Principal                Overseen by           Fund Complex
and Address (1)                 Served (2)                   Occupation(s) (3)              Trustee              by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (43)  Chairman of the Board,   Executive Vice President, Neuberger          34       Executive Vice President and
                        Chief Executive Officer  Berman since 1999; Principal, Neuberger               Director, Neuberger Berman
                        and Trustee since 2000;  Berman from 1997 until 1999; Senior                   Inc. (holding company) since
                        President and Chief      Vice President, NB Management from                    1999; President and Director,
                        Executive Officer from   1996 until 1999.                                      NB Management since 1999;
                        1998 to 2000.                                                                  Director and Vice President,
                                                                                                       Neuberger & Berman Agency,
                                                                                                       Inc. since 2000.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation;
     (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)  Resigned as trustee effective December 12, 2002.

(5)  Serves as trustee effective December 12, 2002.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

Trustees and Officers (Unaudited) cont'd

Information about the Officers of the Trust

                                           Position and
Name, Age, and Address (1)          Length of Time Served(2)                     Principal Occupation(s) (3)
---------------------------------------------------------------------------------------------------------------------------
 Claudia A. Brandon (46)         Secretary since 1985             Vice President, Neuberger Berman since 2002 and
                                                                  employee since 1999; Vice President-Mutual Fund Board
                                                                  Relations, NB Management since 2000; Vice President,
                                                                  NB Management from 1986 to 1999; Secretary, seven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (four since 2002).

 Robert Conti (46)               Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President, Neuberger Berman from 1999 until 2003;
                                                                  Senior Vice President, NB Management since 2000;
                                                                  Controller, NB Management until 1996; Treasurer, NB
                                                                  Management from 1996 until 1999; Vice President, seven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Stacy Cooper-Shugrue (4) (39)   Assistant Secretary since 1990   Vice President-Mutual Fund Board Relations of NB
                                                                  Management since February 25, 2002; Employee of
                                                                  Neuberger Berman since 1999; Assistant Vice President of
                                                                  NB Management from 1993 to 1999; Assistant Secretary
                                                                  of two other mutual funds for which NB Management acts
                                                                  as investment manager and administrator and of three
                                                                  other registered investment companies since 2002.

 Brian J. Gaffney (49)           Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior
                                                                  Vice President, NB Management since 2000; Vice
                                                                  President, NB Management from 1997 until 1999; Vice
                                                                  President, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Sheila R. James (37)            Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB
                                                                  Management from 1991 to 1999; Assistant Secretary,
                                                                  seven registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator since 2002.

 John M. McGovern (32)           Assistant Treasurer since 2002   Employee, NB Management since 1993; Assistant
                                                                  Treasurer, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator since 2002.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

                                         Position and
Name, Age, and Address (1)         Length of Time Served(2)                       Principal Occupation(s) (3)
---------------------------------------------------------------------------------------------------------------------------
 Barbara Muinos (44)         Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant
                             and Accounting Officer since 2002;   Vice President, NB Management from 1993 to 1999;
                             prior thereto, Assistant Treasurer   Treasurer and Principal Financial and Accounting Officer,
                             since 1996                           seven registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator since 2002; Assistant Treasurer of three
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator from 1996 until 2002.

 Frederic B. Soule (56)      Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President, Neuberger Berman from 1999 until 2003; Vice
                                                                  President, NB Management from 1995 until 1999; Vice
                                                                  President, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Trani Wyman (33)            Assistant Treasurer since 2002       Employee, NB Management since 1991; Assistant
                                                                  Treasurer, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator since 2002.

-------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)  Resigned as officer effective January 15, 2003.